Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,242	$ 2,147
Warranty and campaign programs	951	908	$ 919	$ 1,020
Marketing and sales incentive programs	1,127	1,166
Tax payables	697	528
Accrued expenses and deferred income	575	595
Accrued employee benefits	573	572
Legal reserves and other provisions	904	389
Contract reserve	397	396
Restructuring reserve	54	51
Other	619	736
Total	$ 8,139	$ 7,488